CREDIT SUISSE OPPORTUNITY FUNDS
Credit Suisse Managed Futures Strategy Fund
Credit Suisse Multialternative Strategy Fund
(each, a "Fund" and collectively, the "Funds")

Supplement dated November 18, 2015
to the Prospectus and Summary Prospectus, each dated February 27, 2015

Effective November 18, 2015, the contractual expense limitation with respect to the Credit Suisse Multialternative Strategy Fund will be lowered to 1.10% of the Fund's average daily net assets for Class A shares, 1.85% of the Fund's average daily net assets for Class C shares and 0.85% of the Fund's average daily net assets for Class I shares at least through February 28, 2017, as described in more detail below. In addition, effective immediately, Yung-Shin Kung will join Sheel Dhande as a portfolio manager of each Fund, and Dr. Sid Browne, Mark Nodelman and Jonathan Sheridan will no longer be portfolio managers of either Fund. Accordingly, each Fund's Prospectus and Summary Prospectus are updated as set out below.

Changes to Contractual Expense Limitations

Effective November 18, 2015, the table under the section of the Prospectus entitled "Credit Suisse Multialternative Strategy Fund – Summary – Fees and Fund Expenses" and the section of the Credit Suisse Multialternative Strategy Fund's Summary Prospectus entitled "Fees and Fund Expenses" is replaced with the following:

	CLASS A	CLASS C	CLASS I
Shareholder fees (paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.25%	NONE	NONE
Maximum deferred sales charge (load) (as a percentage of the lesser of original purchase price or redemption proceeds, as applicable)	NONE[1]	1.00%[2]	NONE
Maximum sales charge (load) on reinvested distributions (as a percentage of offering price)	NONE	NONE	NONE
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fee[3]	0.95%	0.95%	0.95%
Distribution and service (12b-1) fee	0.25%	1.00%	NONE
Dividends on short sales (dividends paid to lenders on borrowed securities)	0.03%	0.03%	0.03%
All other expenses[4]	0.92%	0.92%	0.92%
Other expenses	0.95%	0.95%	0.95%
Acquired fund fees and expenses	0.02%	0.02%	0.02%
Total annual fund operating expenses[5]	2.17%	2.92%	1.92%
Less: amount of fee limitations/expense reimbursements[6]	1.02%	1.02%	1.02%
Total annual fund operating expenses after fee limitations/expense reimbursements	1.15%	1.90%	0.90%

  1  Purchases of shares of $1 million or more may be subject to a 1% deferred sales charge on redemptions within 12 months of purchase.

  2  1% during the first year.

  3  The management fee has been restated to reflect the current fee.

  4  The fund may invest in Credit Suisse Cayman Multialternative Strategy Fund, Ltd., a wholly-owned subsidiary of the fund organized under the laws of the Cayman Islands (the "Subsidiary"). "Other expenses" include expenses of both the fund and the Subsidiary.

  5  The "Total annual fund operating expenses" in the table above do not correlate to the ratio of expenses to average net assets found within the Financial Highlights section of this Prospectus, which reflects the operating expenses of the fund and does not include Acquired Fund Fees and Expenses.

  6  Credit Suisse Opportunity Funds (the "Trust") and Credit Suisse Asset Management, LLC ("Credit Suisse") have entered into a written contract limiting operating expenses to 1.10% of the fund's average daily net assets for Class A shares, 1.85% of the fund's average daily net assets for Class C shares and 0.85% of the fund's average daily net assets for Class I shares at least through February 28, 2017. This limit excludes certain expenses, including interest charges on fund borrowings, taxes, brokerage commissions, dealer spreads and other transaction charges, expenditures that are capitalized in accordance with generally accepted accounting principles, acquired fund fees and expenses, short sale dividends, and extraordinary expenses (e.g., litigation and indemnification and any other costs and expenses that may be approved by the Board of Trustees). The Trust is authorized to reimburse Credit Suisse for management fees previously limited and/or for expenses previously paid by Credit Suisse, provided, however, that any reimbursements must be paid at a date not more than three years after the end of the fiscal year during which such fees were limited or expenses were paid by Credit Suisse and the reimbursements do not cause a class to exceed the applicable expense limitation in the contract at the time the fees were limited or expenses were paid. This contract may not be terminated before February 28, 2017.

Effective November 18, 2015, the table under the section of the Prospectus entitled "Credit Suisse Multialternative Strategy Fund – Summary – Example" and the section of the Credit Suisse Multialternative Strategy Fund's Summary Prospectus entitled "Example" is replaced with the following:

	ONE YEAR	THREE YEARS	FIVE YEARS	TEN YEARS
CLASS A (with or without redemption)	$636	$1,075	$1,540	$2,821
CLASS C (redemption at end of period)	$293	$808	$1,448	$3,170
CLASS C (no redemption)	$193	$808	$1,448	$3,170
CLASS I (with or without redemption)	$92	$504	$942	$2,160

Effective November 18, 2015, the seventh paragraph on page 107 of the Prospectus is deleted in its entirety and replaced with the following:

Pursuant to an expense limitation agreement, Credit Suisse will limit the Multialternative Strategy Fund's operating expenses to 1.10% of the fund's average daily net assets for Class A shares, 1.85% of the fund's average daily net assets for Class C shares and 0.85% of the fund's average daily net assets for Class I shares at least through February 28, 2017. This limit excludes certain expenses, including interest charges on fund borrowings, taxes, brokerage commissions, dealer spreads and other transaction charges, expenditures that are capitalized in accordance with generally accepted accounting principles, acquired fund fees and expenses, short sale dividends, and extraordinary expenses (e.g., litigation and indemnification and any other costs and expenses that may be approved by the Board of Trustees). Credit Suisse Opportunity Funds is authorized to reimburse Credit Suisse for management fees previously limited and/or for expenses previously paid by Credit Suisse, provided, however, that any reimbursements must be paid at a date not more than three years after the end of the fiscal year during which such fees were limited or such expenses were paid by Credit Suisse and the reimbursements do not cause a class to exceed the applicable expense limitation in the contract at the time the fees were limited or expenses were paid. This contract may not be terminated before February 28, 2017.

Changes to Credit Suisse Managed Futures Strategy Fund Portfolio Management Team Effective immediately, the section of the Prospectus entitled "Credit Suisse Managed Futures Strategy Fund – Summary – Portfolio Management – Portfolio managers" and the section of the Summary Prospectus entitled "Portfolio Management – Portfolio managers" are deleted in their entirety and replaced with the following:

The Quantitative Investment Strategies group (QIS) is responsible for the day-to-day portfolio management of the Fund. Yung-Shin Kung, a Director of Credit Suisse and Sheel Dhande, a Vice President of Credit Suisse, are the lead portfolio managers of the Fund. Mr. Dhande has been a portfolio manager of the Fund since inception and Mr. Kung has been portfolio manager of the Fund since November 2015.

Changes to Credit Suisse Multialternative Strategy Fund Portfolio Management Team Effective immediately, the section of the Prospectus entitled "Credit Suisse Multialternative Strategy Fund – Summary – Portfolio Management – Portfolio managers" and the section of the Summary Prospectus entitled "Portfolio Management – Portfolio managers" are deleted in their entirety and replaced with the following:

The Quantitative Investment Strategies group (QIS) is responsible for the day-to-day portfolio management of the Fund. Yung-Shin Kung, a Director of Credit Suisse and Sheel Dhande, a Vice President of Credit Suisse, are the lead portfolio managers of the Fund. Mr. Dhande has been a portfolio manager of the Fund since July 2012 and Mr. Kung has been portfolio manager of the Fund since November 2015.

Effective immediately, the sections of the Prospectus entitled "Meet the Managers – Managed Futures Strategy Fund" and "Meet the Managers – Multialternative Strategy Fund" are deleted in their entirety and replaced with the following:

Yung-Shin Kung and Sheel Dhande are portfolio managers of the Quantitative Investment Strategies group (QIS) and responsible for the day-to-day portfolio management of the Managed Futures Strategy Fund.

Yung-Shin Kung and Sheel Dhande are portfolio managers of the Quantitative Investment Strategies group (QIS) and responsible for the day-to-day portfolio management of the Multialternative Strategy Fund.

Effective immediately, the information in the table under the section of the Prospectus entitled "Meet the Managers" relating to Dr. Sid Browne, Mark Nodelman, Jonathan Sheridan and Sheel Dhande is deleted in its entirety and replaced with the following:

Sheel Dhande, Vice President	Managed Futures Strategy Fund Multialternative Strategy Fund

Mr. Dhande is a member of Credit Suisse's Quantitative Investment Strategies group (QIS). He joined Credit Suisse in 2008. Prior to joining Credit Suisse, Mr. Dhande worked in the Quantitative Portfolio Strategies group in the Fixed Income division at Lehman Brothers where he worked on creating liquid investment strategies that replicate Fixed Income indices and as a trader on the Fixed Income Index swaps desk. Mr. Dhande earned his bachelor's degree in Computer Engineering from the University of Pune and a master's from the MIT Media Lab where his area of research was artificial intelligence.

Yung-Shin Kung, Director	Managed Futures Strategy Fund Multialternative Strategy Fund

Mr. Kung is a member of Credit Suisse's Alternative Funds Solutions area (AFS) and a voting member of its Investment Committee. He serves as Head of Portfolio Management – Americas and Global Head of Relative Value research for AFS. In addition, he is Head and CIO of Credit Suisse's Quantitative Investment Strategies group (QIS), an industry pioneer in the development and management of liquid alternative investment portfolios. Mr. Kung rejoined Credit Suisse in 2009 after spending three years at Merrill Lynch as a Director in the Financial Products Group, where he developed and marketed customized structured products and provided advice and guidance to hedge fund investors. Prior to his time at Merrill Lynch, Mr. Kung spent eight years at Credit Suisse First Boston working in several departments including structured debt capital markets, technology investment banking and alternative investments. Mr. Kung began his career at Credit Suisse First Boston in 1997. He holds a B.A. in Economics from the University of Chicago, where he was elected Phi Beta Kappa, and fulfilled the college's requirements for a B.A. in Statistics.

Shareholders should retain this supplement for future reference.

November 18, 2015	CS-PRO-16-1115 2015-004

CREDIT SUISSE OPPORTUNITY FUNDS
Credit Suisse Managed Futures Strategy Fund
Credit Suisse Multialternative Strategy Fund
(each, a "Fund" and collectively, the "Funds")

Supplement dated November 18, 2015
to the Statement of Additional Information dated February 27, 2015

Effective immediately, Yung-Shin Kung will join Sheel Dhande as a portfolio manager of each Fund, and Dr. Sid Browne, Mark Nodelman and Jonathan Sheridan will no longer be portfolio managers of either Fund.

As a result of such additions, effective immediately, the following changes are made to the Funds' Statement of Additional Information:

The information in the table in the section entitled "Management of the Funds – Portfolio Managers – Portfolio Managers' Ownership of Securities" relating to the Managed Futures Strategy Fund and the Multialternative Strategy Fund is hereby deleted in its entirety and replaced with the following:

Fund	Name of Portfolio Manager(s)	Dollar Range of Equity Securities in each Fund managed by the named Portfolio Manager*
Managed Futures Strategy Fund	Sheel Dhande Yung-Shin Kung	B C
Multialternative Strategy Fund	Sheel Dhande Yung-Shin Kung	A C

*  Key to Dollar Ranges:

A.  None

B.  $1 – $10,000

C.  $10,001 – $50,000

D.  $50,001 – $100,000

E.  Over $100,000

The information in the table in the section entitled "Management of the Funds – Portfolio Managers – Registered Investment Companies, Pooled Investment Vehicles and Other Accounts Managed" relating to Dr. Sid Browne, Mark Nodelman and Jonathan Sheridan is deleted and the following information is added to such table:

		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Fund	Name of Portfolio Manager(s)	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Managed Futures Strategy Fund	Yung-Shin Kung*	2	$109,406,372	18	$2,043,634,005	0	$0
Multialternative Strategy Fund	Yung-Shin Kung*	2	$109,406,372	18	$2,043,634,005	0	$0

*Information provided as of October 30, 2015.

Shareholders should retain this supplement for future reference.